Commitments (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	May 23, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Jan. 11, 2013 HP [Member]	Sep. 30, 2013 HP [Member]	Dec. 31, 2013 HP [Member]	Dec. 31, 2012 HP [Member]	Sep. 30, 2013 Equinix [Member]	Dec. 31, 2013 Equinix [Member]
Commitments (Textual)
Term of non-cancellable operating lease								2 years	2 years
Monthly rent expense on operating lease until September 2014								$ 23,248
Monthly rent expense on operating lease until May 2015								16,664
Monthly rent expense on operating lease until July 2015								1,306
Rent expense		190,486	190,486	253,982	253,982		141,886	217,726	42,468
Letter of Credit from JP Morgan Chase Bank						200,000
Letter of credit facility from JP Morgan Chase Bank, expiration date						Jan. 31, 2014
Term of service agreement										2 years	2 years
Monthly recurring fees										8,450	8,450
Nonrecurring fees										9,700	9,700
Description of renewal of service agreement										Agreement automatically renews for additional twelve month terms unless earlier terminated by either party.	Agreement automatically renews for additional twelve month terms unless earlier terminated by either party.
Hosting expense										123,934	180,495
Letter of credit increased amount							270,000	270,000
Start date of lease	Jun. 01, 2011
Expiration date of lease	Mar. 30, 2015
Operating lease, base rent	$ 973,595
Operating lease termination terms		The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.		The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.